Capital Standards (Schedule Of Regulatory Capital Amounts And Ratios Of The Company And The Bank) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital, Actual, Amount	$ 64,339	$ 39,249	$ 38,053
Capital, Minimum capital adequacy, Amount	45,715	25,362	22,239
Capital, To be well capitalized, Amount	57,143	31,703	27,799
Capital to risk weighted assets, Actual, Ratio	11.30%	12.40%	13.70%
Capital to risk weighted assets, Minimum capital adequacy, Ratio	8.00%	8.00%	8.00%
Capital to risk weighted assets, To be well capitalized, Ratio	10.00%	10.00%	10.00%
Tier 1 risk-based capital, Actual, Amount	60,597	36,781	35,571
Tier 1 risk-based capital, Minimum capital adequacy, Amount	22,857	12,681	11,120
Tier 1 risk-based capital, To be well capitalized, Amount	34,286	19,022	16,679
Tier 1 risk-based capital to risk weighted assets, Actual, Ratio	10.60%	11.60%	12.80%
Tier 1 risk-based capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 risk-based capital to risk weighted assets, To be well capitalized, Ratio	6.00%	6.00%	6.00%
Tier 1 leverage capital, Actual, Amount	60,597	36,781	35,571
Tier 1 leverage capital, Minimum capital adequacy, Amount	31,155	16,057	14,228
Tier 1 leverage capital, To be well capitalized, Amount	38,943	20,071	17,785
Tier 1 leverage capital to risk weighted assets, Actual, Ratio	7.80%	9.20%	10.00%
Tier 1 leverage capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 leverage capital to risk weighted assets, To be well capitalized, Ratio	5.00%	5.00%	5.00%
Old Line Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital, Actual, Amount	63,467	37,960	36,444
Capital, Minimum capital adequacy, Amount	45,651	25,232	22,700
Capital, To be well capitalized, Amount	57,064	31,540	28,385
Capital to risk weighted assets, Actual, Ratio	11.10%	12.00%	12.80%
Capital to risk weighted assets, Minimum capital adequacy, Ratio	8.00%	8.00%	8.00%
Capital to risk weighted assets, To be well capitalized, Ratio	10.00%	10.00%	10.00%
Tier 1 risk-based capital, Actual, Amount	59,726	35,492	33,962
Tier 1 risk-based capital, Minimum capital adequacy, Amount	22,825	12,616	11,354
Tier 1 risk-based capital, To be well capitalized, Amount	34,238	18,924	17,031
Tier 1 risk-based capital to risk weighted assets, Actual, Ratio	10.50%	11.30%	12.00%
Tier 1 risk-based capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 risk-based capital to risk weighted assets, To be well capitalized, Ratio	6.00%	6.00%	6.00%
Tier 1 leverage capital, Actual, Amount	59,726	35,492	33,962
Tier 1 leverage capital, Minimum capital adequacy, Amount	31,155	15,991	14,181
Tier 1 leverage capital, To be well capitalized, Amount	$ 38,943	$ 19,989	$ 17,727
Tier 1 leverage capital to risk weighted assets, Actual, Ratio	7.70%	8.90%	9.60%
Tier 1 leverage capital to risk weighted assets, Minimum capital adequacy, Ratio	4.00%	4.00%	4.00%
Tier 1 leverage capital to risk weighted assets, To be well capitalized, Ratio	5.00%	5.00%	5.00%